Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Capital Commitments [abstract]
Capital Commitments

	As at 31 December
	2016	2017
	RMB’000	RMB’000

Property, plant and equipment

Contracted but not provided for	5,300	230,997
Authorised but not contracted for	908,036	9,306,567

	913,336	9,537,564

Operating lease commitments - the Group as lessee

	As at 31 December
	2016	2017
	RMB’000	RMB’000

No later than 1 year	60,125	63,505
Later than 1 year and no later than 2 years	54,438	1,583
Later than 2 years and no later than 3 years	384	403
Later than 3 years	3,207	2,819

	118,154	68,310